Employee benefits (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	$ 38,706	$ 39,581
Number of beneficiaries | Segment	12	18
Benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gains recognized in other comprehensive income	$ 38,205	$ (2,383)	$ (5,019)